Stockholders' Equity - Additional Information (Detail)	1 Months Ended					2 Months Ended	12 Months Ended
	Mar. 31, 2019 $ / shares shares	Feb. 28, 2019 $ / shares shares	Jan. 31, 2019 $ / shares shares	Jul. 31, 2018 $ / shares shares	Feb. 28, 2018 shares	Mar. 31, 2018 $ / shares shares	Dec. 31, 2018 shares	Jul. 31, 2018 $ / shares	Mar. 31, 2018 $ / shares	Dec. 31, 2017 Vote $ / shares shares
Class Of Stock [Line Items]
Capital Stock Authorized							0			1
Capital Stock Issued							0			1
Capital Stock outstanding							0			1
Capital stock, par value | $ / shares										$ 1
Capital stock, vote entitled to each share | Vote										1
IPO [Member] | Underwriter Options [Member]
Class Of Stock [Line Items]
Common stock issued, Shares				1,350,000
Class 2 Common Stock [Member] | Natura Acquisition [Member]
Class Of Stock [Line Items]
Common stock issued, Shares		180,332
Share Price | $ / shares		$ 83.73
Class 2 Common Stock [Member] | Manitoba Harvest Acquisition [Member]
Class Of Stock [Line Items]
Common stock issued, Shares	1,209,946
Share Price | $ / shares	$ 80.04
Class 2 Common Stock [Member] | IPO [Member]
Class Of Stock [Line Items]
Common stock issued, Shares				10,350,000
Share Price | (per share)				$ 22.45				$ 17.00
Conversion of Series A preferred stock to common stock				7,794,042
Series A preferred stock conversion basis							One-for-one basis
Class 2 Common Stock [Member] | ABG Intermediate Holdings 2 LLC [Member]
Class Of Stock [Line Items]
Common stock issued, Shares	840,107		840,107
Share Price | $ / shares	$ 79.35		$ 79.35
Fair value of common stock, per share | $ / shares	$ 59.77		$ 89.13
Class 2 Common Stock [Member] | Privateer [Member] | IPO [Member]
Class Of Stock [Line Items]
Common stock issued, Shares					58,333,333
Class 1 Common Stock [Member] | Privateer [Member]
Class Of Stock [Line Items]
Stock issued during period, shares, in exchange of assets					75,000,000
Class 1 Common Stock [Member] | Privateer [Member] | IPO [Member]
Class Of Stock [Line Items]
Conversion of stock, shares converted into Class 2 common stock					58,333,333
Common stock issued, Shares					16,666,667
Series A Preferred Stock [Member]
Class Of Stock [Line Items]
Common stock issued, Shares						7,794,042
Shares Issued, Price Per Share | (per share)						$ 8.90			$ 7.10